SCHEDULE OF FINANCIAL INFORMATION OF NON-CONTROLLING INTERESTS (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2024 SGD ($)
IfrsStatementLineItems [Line Items]
Revenue	$ 50,872	$ 69,501
Loss before tax	(1,845,894)	(2,521,861)	(4,132,517)	(3,129,812)
Income tax expenses			(653)	(1,640)
Loss after tax	(1,845,894)	(2,521,861)	(4,133,170)	(3,131,452)
Loss allocated to NCI	(3,779)	(5,163)	(274)	(243)
Total comprehensive loss allocated to NCI	(3,779)	(5,163)	(274)	(243)
Cash flows generated from operating activities	(1,983,552)	(2,709,929)	(3,531,196)	(1,398,409)
Cash flows used in investing activities	824,580	1,126,541	(2,730,809)	(473,305)
Cash flows generated from financing activities	(47,498)	(64,892)	10,919,885	968,716
Net increase/(decrease) in cash and cash equivalents	(1,206,470)	(1,648,280)	4,657,880	(902,998)
Current assets	4,392,258		10,096,631		$ 6,000,703
Non-current assets	2,976,904		2,272,239		4,067,046
Current liabilities	444,021		716,943		606,622
Non-current liabilities	305,474		407,772		417,338
Adjusted accumulated NCI	$ 56,909		(956)		77,749
Non-controlling interests [member]
IfrsStatementLineItems [Line Items]
Revenue		69,501
Loss before tax		(96,735)
Income tax expenses
Loss after tax		(96,735)
Loss allocated to NCI		(4,753)
Other comprehensive income allocated to NCI
Total comprehensive loss allocated to NCI		(4,753)
Cash flows generated from operating activities		32,697
Cash flows used in investing activities		(808,924)
Cash flows generated from financing activities		849,938
Net increase/(decrease) in cash and cash equivalents		$ 73,711
Current assets					141,490
Non-current assets					811,158
Current liabilities					(174,894)
Non-current liabilities					(31,290)
Net assets					746,464
Accumulated NCI					74,646
Less: fair value adjustments
Adjusted accumulated NCI					$ 74,646